Segmental analysis - Segmental assets (Details) - EUR (€) € in Millions	Sep. 30, 2025	Mar. 31, 2025
Disclosure of operating segments [line items]
Non-current assets	€ 69,122	€ 64,150
Common Functions
Disclosure of operating segments [line items]
Non-current assets	2,087	2,281
Germany
Disclosure of operating segments [line items]
Non-current assets	36,802	37,621
UK
Disclosure of operating segments [line items]
Non-current assets	14,311	7,904
Other Europe
Disclosure of operating segments [line items]
Non-current assets	7,273	7,304
Turkey
Disclosure of operating segments [line items]
Non-current assets	1,956	2,059
Africa
Disclosure of operating segments [line items]
Non-current assets	€ 6,693	€ 6,981